INVENTORY (Table)	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory	At March 31, 2018 and December 31, 2017, inventory consisted of the following:
	March 31, 2018	December 31, 2017
Raw materials	$5,369	$7,269
Finished goods	6,534	3,224
Inventory	$11,903	$10,493